Rights and Obligations with Financial Instruments - Movement of equity method adjustment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balances at the beginning of the period	R$ 159,261
Fair value adjustments during the period	(2,207,470)	R$ 367,753	R$ 298,799
Balances at the end of the period	(655)	159,261
Derivatives designated as hedge | Cash flow hedge
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balances at the beginning of the period	159,261	161,554
Fair value adjustments during the period	2,918	(98,077)
Net reversals to result	(153,055)	95,784
Derecognition of hedged item	(9,124)
Balances at the end of the period	0	159,261	161,554
Derivatives designated as hedge | Cash flow hedge | Interest rate swap
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balances at the beginning of the period	7,129	9,422
Fair value adjustments during the period	2,918	1,778
Net reversals to result	(923)	(4,071)
Derecognition of hedged item	(9,124)
Balances at the end of the period	0	7,129	9,422
Derivatives designated as hedge | Cash flow hedge | Options – foreign currency
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balances at the beginning of the period	152,132	152,132
Fair value adjustments during the period	0	(99,855)
Net reversals to result	(152,132)	99,855
Derecognition of hedged item
Balances at the end of the period	R$ 0	R$ 152,132	R$ 152,132